Exceptional items - Schedule of exceptional cash flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	£ 3,935	£ 3,654	£ 2,320
Donations
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(37)	(50)	(7)
Thalidomide
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(16)	(15)	(17)
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	(13)	0	0
Indirect tax in Korea
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	(10)	0
Ongoing litigation in Turkey
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	(1)	0
Substitution drawback
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	60	26
French tax audit
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	0	0	(88)
Total cash payments
Disclosure Of Exceptional Items [Line Items]
Net cash inflow from operating activities	£ (66)	£ (16)	£ (86)